Operating leases (Tables)	12 Months Ended
Dec. 31, 2020
Operating leases [Abstract]
Other Information Related to Leases
Other information related to leases was as follows:

(dollars in thousands)	2020	2019	2018
Operating lease cost	$8,044	7,808	7,988
Variable lease cost	2,029	1,968	2,000
Total Lease costs	$10,073	$9,776	$9,988

Supplemental Cash Flows Information
Supplemental cash flows information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$8,042	7,839

Right-of-use assets obtained in exchange for lease obligations:	$2,548	57,464

Weighted average remaining lease term (years)	9.0	9.4
Weighted average discount rate	3.2%	3.3%

Future Minimum Lease Payments
Future minimum lease payments under non-cancellable leases as of December 31, 2020 were as follows:

(dollars in thousands)
Year ending December 31,
2021	$8,172
2022	7,719
2023	7,413
2024	7,288
2025	6,914
Thereafter	23,620
Total lease payments	$61,126
Less: Interest	8,342
Present value of lease liabilities	$52,784

Future minimum lease payments under non-cancellable leases as of December 31, 2019 were as follows:

(dollars in thousands)
Year ending December 31,
2020	$8,039
2021	8,033
2022	7,533
2023	7,227
2024	7,100
Thereafter	28,361
Total lease payments	$66,293
Less: Interest	9,740
Present value of lease liabilities	$56,553